UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21384

New River Funds

(Exact name of Registrant as specified in charter)

1881 Grove Avenue, Radford, VA                          24141

(Address of principal executive offices)

(Zip code)

James Colantino

            c/o Gemini Fund Services, LLC., 450 Wireless Blvd,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2603

Date of fiscal year end:

8/31

Date of reporting period:

2/28/07

Item 1.  Reports to Stockholders.

NEW RIVER SMALL CAP FUND

NEW RIVER CORE EQUITY FUND

INVESTMENT ADVISER

NEW RIVER ADVISERS LLC

1881 GROVE AVENUE

RADFORD, VA 24141

SEMI-ANNUAL REPORT

FEBRUARY 28, 2007

(UNAUDITED)

New River Funds

C.E.O.’s Letter

Dear Fellow Shareholders,

Earlier this week, in mid-April, it was snowing in Virginia – how unusual.  The weather so far this year has whipsawed from beautiful skies and record high temperatures in January to record low temperatures and sub-zero degree wind chills in March.   Whipsawed and unusual might also describe the action in the equities markets so far in 2007.  The Dow Jones Industrial Average marched steadily higher from the beginning of the year to a historic closing high in February (up more than 2.5% from December 31, 2006) only to fall precipitously to a closing low in early March (down more than 5.7% from the historic closing high) and return to new historic closing highs in April (up more than 6.2% from the March 2007 closing low).  The Russell 2000 has experience a similar directional, but more pronounced, seesaw climbing 5.3%, falling more than 8.3% and climbing again by nearly 9.4% during similar time periods.  Strong corporate earnings, mixed signals from the housing markets, China’s steep market declines, sub-prime lending woes and, of course, geopolitical issues have all affected the markets thus far in 2007.

In my previous letter, our report on performance was less than impressive.  Our view of the markets, including our own portfolios, at that time was stated like this “We believe that higher quality stocks are the most undervalued sector of the market.”  In the period since that time, we believe that investors in high quality stocks have been rewarded and, in fact, protected from the largest single day decline in the equity markets, which occurred on February 27, 2007, since September 2001.  This is true particularly with regard to small cap investments.  For our fiscal second quarter ended February 28, 2007, New River Small Cap Fund was up 2.31% while its benchmark, the Russell 2000® index, was up 1.20%.  For the same period, New River Core Equity Fund was up 0.12% while its benchmark, the S&P 500® index, was up 0.92%

We remain committed to our belief that over time, owning good companies with good management teams will reward investors.  Further, we continue to believe that higher quality stocks are undervalued and, in due time, will outperform.  Thank you for allowing us the privilege of managing your small and large cap portfolios.  Your confidence in us is encouraging and we are committed to earning and maintaining your trust.

Regards,

Robert M. Patzig

Chief Executive Officer

The above performance data is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Funds’ investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, at least until December 31, 2007, to ensure that the net annual fund operating expenses will not exceed 1.50% for the Small Cap Fund and 1.30% for the Core Equity Fund, subject to possible recoupment from the Funds in future years.  Without these waivers, the Funds’ total annual operating expenses would have been 2.11% for the Small Cap Fund and 3.25% for the Core Equity Fund. Please review the Funds’ Prospectus for more detail on the expense waiver. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call (866) NRA-FUND.  The Fund charges a 2% redemption fee for shares held less than 30 days.  The above performance does not reflect the deduction of this fee.  If reflected, the fee will reduce the performance quoted.

 The S&P 500 is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  An investor cannot invest directly in an index.

2 The Russell 2000 is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies and includes the reinvestment of all dividends.  An investor cannot invest directly in an index.

Investors should carefully consider the investment objectives, risks, charges and expenses of New River Funds.  This and other information about the New River Funds is contained in your prospectus and should be read carefully.  The prospectus can be obtained by calling toll free 1-866-NRA-FUND (1-866-672-3863) or by visiting us on the web site at www.newriverfunds.com.

New River Funds are distributed by Aquarius Fund Distributors, LLC, Member NASD.

0393-AFD-4/24/2007

New River Funds

Portfolio Holdings Summary (Unaudited)

As of February 28, 2007

Small Cap Fund

Portfolio Holdings by Industry	% of Net Assets		% of Net Assets
Common Stocks	87.92%	Food Processing	4.65
Machinery	15.36	Retail	4.59
Telecommunications Equipment	8.41	Savings & Loans	4.04
Energy	8.36	Recreational Products	3.56
Basic Materials	6.34	Environmental Control	3.36
Diversified Manufacturing	5.41	Health Care	2.44
Financial Services	5.10	Coal	1.70
Chemicals	4.95	Short - Term Investments	12.54
Apparel Manufacturers	4.91	Other Assets Less Liabilities	(0.46)
Construction Services	4.74	Total Net Assets	100.00%

Core Equity Fund

Portfolio Holdings by Industry	% of Net Assets		% of Net Assets
Common Stocks	94.88%	Building Materials	3.22
Financial Services	13.24	Beverages	3.20
Oil & Gas	10.22	Transportation	3.19
Healthcare Plans	7.41	Food	3.11
Retail	6.56	Biotechnology	3.08
Insurance	4.60	Machinery	3.01
Computer Services	3.94	Telecommunications	2.89
Computer Software & Programming	3.45	Software	2.77
Finance-Consumer Loans	3.39	Drugs-Wholesale	2.60
Aerospace/Defense	3.36	Commercial Services	1.78
Networking and Communication Devices	3.33	Equity Funds	2.63
Household Products	3.29	Short - Term Investments	2.52
Miscellaneous Manufacturing	3.24	Other Assets Less Liabilities	(0.03)

                                                                                Total Net Assets

                                                                                              100.00%

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited)
February 28, 2007

	Shares	Market Value
COMMON STOCKS- 87.92%
Apparel Manufacturers - 4.91%
Columbia Sportswear Co.	34,560	$ 2,196,979

Basic Materials - 6.34%
Caraustar Industries, Inc *	115,315	907,529
Quanex Corp.	49,340	1,928,701
		2,836,230
Chemicals - 4.95%
Lubrizol Corp.	42,645	2,217,540

Coal - 1.70%
James River Coal Co.*	102,800	762,776

Construction Services - 4.74%
URS Corp.*	51,025	2,121,109

Diversified Manufacturing - 5.41%
Trinity Industries, Inc.	57,905	2,423,324

Energy - 8.36%
Newfield Exploration Co.*	44,668	1,930,551
OGE Energy Corp.	46,920	1,811,581
		3,742,132
Environmental Control - 3.36%
Darling International, Inc. *	273,250	1,502,875

Financial Services - 5.09%
Affiliated Managers Group*	20,100	2,281,350

Food Processing - 4.65%
Smithfield Foods, Inc.*	71,335	2,083,696

Healthcare - 2.44%
America Service Group, Inc.*	71,645	1,093,303

Machinery - 15.36%
AGCO Corp.*	76,820	2,784,725
Cascade Corp.	38,375	2,174,711
Flowserve Corp.*	36,900	1,915,848
		6,875,284

See accompanying notes are an integral part to financial statements.

New River Funds
Small Cap Fund - Schedule of Investments (Unaudited)- Continued
February 28, 2007

	Shares	Market Value
Recreational Products - 3.57%
Polaris Industries, Inc.	33,335	$ 1,596,413

Retail - 4.59%
Pier One Imports, Inc.	97,480	661,889
Tractor Supply Co.*	27,200	1,391,824
		2,053,713
Savings & Loans - 4.04%
Washington Federal, Inc.	76,042	1,808,279

Telecommunications Equipment - 8.41%
Andrew Corp.*	164,400	1,745,928
Newport Corp.*	113,030	2,018,716
		3,764,644

TOTAL COMMON STOCKS (Cost $33,351,853)		39,359,647

SHORT TERM INVESTMENTS - 12.54%
Bank of New York Hamilton Fund Premier Class, 4.94%	5,613,124	5,613,124
(Cost $5,613,124)

TOTAL INVESTMENTS (Cost $38,964,977) - 100.46%		44,972,771
Other assets less liabilities - (0.46)%		(206,400)
NET ASSETS - 100.00%		$ 44,766,371

*Non-income producing security

See accompanying notes are an integral part to financial statements.

New River Funds
Core Equity Fund - Schedule of Investments (Unaudited)
February 28, 2007

	Shares	Market Value
COMMON STOCKS- 94.88%
Aerospeace/Defense - 3.36%
Goodrich Corp.	5,125	$ 251,381

Beverages - 3.20%
PepsiCo, Inc.	3,790	239,338

Biotechnology - 3.08%
Amgen, Inc.*	3,585	230,372

Building Materials - 3.22%
Cemex SAB de C.V. ADR*	7,100	241,258

Commercial Services - 1.78%
Western Union Co.	6,145	133,162

Computer Services - 3.94%
Affiliated Computer Services, Inc. - Class A*	5,680	295,190

Computer Software & Programming - 3.45%
Check Point Software Technologies Ltd.*	11,450	258,541

Drugs Wholesale - 2.60%
Cardinal Health, Inc.	2,780	194,850

Finance - Consumer Loans - 3.39%
SLM Corp.	5,950	253,589

Financial Services - 13.24%
Capital One Financial Corp.	3,150	242,802
Franklin Resources, Inc.	2,940	345,127
Goldman Sachs Group, Inc.	2,000	403,200
		991,129
Food - 3.11%
Nestle SA ADR	2,500	232,353

Healthcare Plans - 7.41%
UnitedHealth Group, Inc.	5,608	292,738
Wellpoint, Inc.*	3,300	261,987
		554,725
Household Products - 3.29%
Kimberly Clark Corp.	3,614	246,150

See accompanying notes are an integral part to financial statements.

New River Funds
Core Equity Fund- Schedule of Investments (Unaudited)- Continued
February 28, 2007

	Shares	Market Value
Insurance - 4.60%
Allstate Corp.	5,730	$ 344,144

Machinery - 3.01%
Caterpillar, Inc.	3,500	225,470

Miscellaneous Manufacturing - 3.24%
Ingersoll-Rand Co., Ltd. - Class A	5,600	242,536

Networking and Communication Devices - 3.33%
Cisco Systems, Inc.*	9,600	249,024

Oil & Gas - 10.22%
Devon Energy Corp.	3,665	240,827
Exxon Mobil Corp.	3,455	247,654
GlobalSantaFe Corp.	4,801	276,682
		765,163
Retail - 6.56%
Abercrombie & Fitch Co.- Cl. A	3,300	257,961
Best Buy, Inc.	5,012	232,908
		490,869
Software - 2.77%
Oracle Corp.*	12,600	207,018

Telecommunications - 2.89%
Corning, Inc.*	10,480	216,202

Transportation - 3.19%
Fedex Corp.	2,090	238,636

TOTAL COMMON STOCKS (Cost $6,230,187)		7,101,100

New River Funds
Core Equity Fund- Schedule of Investments (Unaudited)- Continued
February 28, 2007

	Shares	Market Value
EQUITY FUNDS - 2.63%
Telecommunications - 2.63%
Vanguard Telecommunication Services ETF
(Cost $188,552)	2,600	$ 196,820

SHORT TERM INVESTMENTS - 2.52%
Bank of New York Hamilton Fund Premier Class, 4.94%
(Cost $188,529)	188,529	188,529

TOTAL INVESTMENTS (Cost $6,607,268) - 100.03%		7,486,449
Other assets less liabilities - (0.03)%		(2,238)
NET ASSETS - 100.00%		$ 7,484,211

*Non-income producing security
ADR-American Depository Receipt.
ETF - Exchange Traded Funds

See accompanying notes are an integral part to financial statements.

New River Funds
Statements of Assets and Liabilities
February 28, 2007 (Unaudited)

	Small Cap	Core Equity
	Fund	Fund
ASSETS:
Investments, at cost	$ 38,964,977	$ 6,607,268
Investments in securities, at value	$ 44,972,771	$ 7,486,449
Receivable for fund shares sold	93,722	-
Dividends and interest receivable	35,090	4,597
Due from investment adviser	-	22,976
Prepaid expenses and other assets	19,163	18,281
Total Assets	45,120,746	7,532,303

LIABILITIES:
Payable for securities purchased	52,628	-
Payable for fund shares repurchased	226,029	-
Accrued advisory fees	24,618	-
Accrued distribution fees	8,508	1,484
Accrued administration fees	2,458	2,117
Accrued fund accounting fees	3,314	3,484
Accrued transfer agency fees	3,827	3,595
Accrued custody fees	4,118	2,759
Accrued expenses and other liabilities	28,875	34,653
Total Liabilities	354,375	48,092
Net Assets	$ 44,766,371	$ 7,484,211

NET ASSETS CONSIST OF:
Paid in capital	$ 38,801,359	$ 6,584,659
Accumulated net investment loss	(63,482)	(8,091)
Accumulated net realized gain from
investment transactions	20,700	28,462
Net unrealized appreciation on investments	6,007,794	879,181
Net Assets	$ 44,766,371	$ 7,484,211
Shares Outstanding (no par value; unlimited number
of shares authorized)	2,798,763	562,222
Net asset value, offering price and redemption
price per share*	$ 16.00	$ 13.31
_____________
* Each Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

See accompanying notes are an integral part to financial statements.

New River Funds
Statements of Operations
For the six months ended February 28, 2007 (Unaudited)

	Small Cap	Core Equity
	Fund	Fund
INVESTMENT INCOME:
Interest	$ 87,537	$ 8,215
Dividends	149,979	31,627
Total investment income	237,516	39,842

EXPENSES:
Investment advisory fees	200,494	29,559
Distribution fees	50,123	9,237
Legal fees	29,753	29,753
Administration fees	15,932	11,025
Accounting fees	14,051	13,803
Registration & filing fees	13,141	13,141
Transfer agency fees	12,601	11,608
Audit fees	7,439	7,439
Insurance expense	5,703	5,703
Custody fees	4,463	3,224
Chief Compliance Officer	3,968	3,968
Trustees' fees	3,868	3,868
Printing expense	3,595	3,595
Miscellaneous expenses	1,263	682
Total expenses	366,394	146,605

Less: Expense reimbursement and waivers	(65,396)	(98,547)
Net expenses	300,998	48,058

Net investment loss	(63,482)	(8,216)

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain from investment transactions	73,225	29,481
Net change in unrealized appreciation
of investments for the period	4,611,028	575,446
Net realized and unrealized gain on investments	4,684,253	604,927
Net increase in net assets
resulting from operations	$ 4,620,771	$ 596,711

See accompanying notes are an integral part to financial statements.

New River Funds
Statements of Changes in Net Assets
Small Cap Fund

	For the six	For the year
	months ended	ended
	February 28, 2007	August 31, 2006
NET INCREASE (DECREASE)IN NET ASSETS	(Unaudited)
FROM OPERATIONS:
Net investment (loss)	$ (63,482)	$ (175,510)
Net realized gain from investment transactions	73,225	547,961
Net change in unrealized appreciation (depreciation)
on investments for the period	4,611,028	(385,973)
Net increase (decrease) in net assets resulting from operations	4,620,771	(13,522)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
($0.00 and $0.11 per share, respectively)	-	(257,083)
Distributions from net realized gains on investments
($0.23 and $0.06 per share, respectively)	(597,308)	(121,275)
Total distributions to shareholders	(597,308)	(378,358)

CAPITAL SHARE TRANSACTIONS:	3,787,422	10,879,512

Net increase in net assets	7,810,885	10,487,632

NET ASSETS:
Beginning of period	36,955,486	26,467,854
End of period	$ 44,766,371	$ 36,955,486

Accumulated net investment loss at end of period	$ (63,482)	$ -

See accompanying notes are an integral part to financial statements.

New River Funds
Statements of Changes in Net Assets
Core Equity Fund

	For the six	For the year
	months ended	ended
	February 28, 2007	August 31, 2006
NET INCREASE IN NET ASSETS	(Unaudited)
FROM OPERATIONS:
Net investment income (loss)	$ (8,216)	$ 13,233
Net realized gain from investment transactions	29,481	206,597
Net change in unrealized appreciation
of investments for the period	575,446	(77,481)
Net increase in net assets resulting from operations	596,711	142,349

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
($0.02 and $0.02 per share, respectively)	(8,862)	(8,846)
Distributions from net realized gains on investments
($0.03 and $0.42 per share, respectively)	(16,721)	(241,403)
Total distributions to shareholders	(25,583)	(250,249)

CAPITAL SHARE TRANSACTIONS:	(95,997)	1,193,737

Net increase in net assets	475,131	1,085,837

NET ASSETS:
Beginning of period	7,009,080	5,923,243
End of period	$ 7,484,211	$ 7,009,080

Accumulated net investment income (loss) at end of period	$ (8,091)	$ 8,987

See accompanying notes are an integral part to financial statements.

New River Funds
Financial Highlights
Small Cap Fund

Selected data based on a share outstanding throughout each period (a)

	For the six	For the year	For the year	October 1, 2003*
	months ended	ended	ended	through
	February 28, 2007	August 31, 2006	August 31, 2005	August 31, 2004
	(Unaudited)
Net asset value, beginning of period	$ 14.48	$ 14.49	$ 12.00	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	(0.02)	(0.08)	0.28	(0.11)
Net realized and unrealized gain
on investments	1.77	0.24	2.26	2.11
Total from investment operations	1.75	0.16	2.54	2.00

LESS DISTRIBUTIONS:
From net investment income	0.00	(0.11)	-	-
From net realized gains on investments	(0.23)	(0.06)	(0.05)	-
Total distributions	(0.23)	(0.17)	(0.05)	-

Net asset value, end of period	$ 16.00	$ 14.48	$ 14.49	$ 12.00

Total return (b)	12.13%	1.14%	21.13%	20.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 44,766	$ 36,955	$ 26,468	$ 3,568
Ratios to average net assets (c,d)
Expenses	1.50%	1.50%	1.50%	1.83%
Net investment income (loss)	(0.31)%	(0.51)%	2.03%	(0.99)%
Portfolio turnover rate	1%	13%	6%	15%

*Commencement of operations.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.
(d) Such percentages are after advisory fee waivers and expense subsidies. The amount of waivers and expense subsidies equated to 0.33%, 0.59%, 1.48% and 11.84% of average daily net assets for the periods ended February 28, 2007,
August 31, 2006, August 31, 2005 and August 31, 2004, respectively.

See accompanying notes are an integral part to financial statements.

New River Funds
Financial Highlights
Core Equity Fund

Selected data based on a share outstanding throughout each period (a)

	For the six	For the year	For the year	October 1, 2003*
	months ended	ended	ended	through
	February 28, 2007	August 31, 2006	August 31, 2005	August 31, 2004
	(Unaudited)
Net asset value, beginning of period	$ 12.30	$ 12.46	$ 10.44	$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	(0.01)	0.02	0.02	(0.02)
Net realized and unrealized gain
on investments	1.07	0.26	2.04	0.46
Total from investment operations	1.06	0.28	2.06	0.44

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.02)	-	-
From net realized gains on investments	(0.03)	(0.42)	(0.04)	-
Total distributions	(0.05)	(0.44)	(0.04)	-

Net asset value, end of period	$ 13.31	$ 12.30	$ 12.46	$ 10.44

Total return (b)	8.58%	2.17%	19.70%	4.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 7,484	$ 7,009	$ 5,923	$ 281
Ratios to average net assets (c,d)
Expenses	1.30%	1.30%	1.30%	1.67%
Net investment income (loss)	(0.22)%	0.18%	0.17%	(0.21)%
Portfolio turnover rate	42%	26%	24%	38%

*Commencement of operations.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.
(d) Such percentages are after advisory fee waivers and expense subsidies. The amount of waivers and expense subsidies equated to 2.67%, 1.94%, 3.93% and 61.24% of average daily net assets for the periods ended February 28, 2007,
August 31, 2006, August 31, 2005 and August 31, 2004, respectively.

See accompanying notes are an integral part to financial statements.

New River Funds

Notes to Financial Statements

February 28, 2007 (Unaudited)

NOTE 1. ORGANIZATION

New River Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on April 21, 2003, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is currently comprised of two separate series: New River Small Cap Fund (the “Small Cap Fund”) and New River Core Equity Fund (the “Core Equity Fund”) (collectively the “Funds” and each individually a “Fund”). The Funds commenced operations on October 1, 2003.  Small Cap Fund operates as a non-diversified investment company and Core Equity Fund operates as a diversified investment company, within the meaning of the 1940 Act.  The primary investment objective of each Fund is long-term capital appreciation.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price.  Nasdaq traded securities are valued using the Nasdaq Official Closing Price (NOCP).  Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using the current exchange rates.

Fixed income securities generally are valued by using market quotations as supplied by nationally recognized bond pricing services.  Fixed income securities not covered by pricing services are valued using bid prices obtained from dealers maintaining an active market in the security.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board” or “Trustees”) in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures").  The Procedures consider, among others, the following factors to determine a security's fair value:  the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using the amortized cost method.

New River Funds

Notes to Financial Statements- Continued

February 28, 2007 (Unaudited)

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Continued

Security Transactions and Investment Income-  Securities transactions are recorded on trade date.  In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses-  Most expenses of the Trust can be directly attributed to a Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Federal Income Taxes- It is the Trust’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and any realized capital gains to its shareholders.  Therefore, no federal income tax provision is required.  Each Fund is treated as a separate taxpayer for federal income tax purposes.

Dividends and Distributions- The Funds will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.

Indemnification- The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

New Accounting Pronouncements- On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.   FIN 48 becomes effective on the last business day of the semi-annual reporting period for fiscal years beginning after December 15, 2006.  At this time management believes that the adoption of FIN 48 will have no impact on the financial statements of the Funds.

New River Funds

Notes to Financial Statements- Continued

February 28, 2007 (Unaudited)

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Continued

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  At this time management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with New River Advisers LLC (the “Manager”). The Manager has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the authority of the Board.  The following table sets forth the annual management fee rates payable by each Fund to the Manager pursuant to the management agreement, expressed as a percentage of the Fund’s average daily net assets, along with the actual management fees earned during the six months ended February 28, 2007.

	Management Fee Rate	Management Fee
Small Cap Fund	1.00%	$ 200,494
Core Equity Fund	0.80%	29,559

The Manager has contractually agreed to waive its management fees and/or make payments to limit each Fund’s expenses, other than extraordinary or non-recurring expenses, at least until December 31, 2007.  The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual management fee waivers and expense reimbursements for six months ended February 28, 2007, are disclosed in the table below:

	Expense Limitation	Management Fee Waivers/ Reimbursements
Small Cap Fund	1.50%	$ 65,396
Core Equity Fund	1.30%	98,547

Fees waived or expenses reimbursed may be recouped by the Manager from a Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made by a Fund if it would result in the Fund exceeding the contractual expense limitation described above.  As of February 28, 2007, there was $597,312 and $428,151 of fee waivers and expense reimbursements subject to recapture by the Manager through August 31 of the years below:

New River Funds

Notes to Financial Statements- Continued

February 28, 2007 (Unaudited)

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS- Continued

	2007	2008	2009	2010
Small Cap Fund	$ 104,133	$ 227,574	$ 200,209	$65,396
Core Equity Fund	59,059	129,850	140,695	98,547

The Manager has entered into sub-advisory agreements with SouthernSun Asset Management (formerly Michael W. Cook Asset Management, Inc., d/b/a Cook Mayer Taylor), on behalf of the Small Cap Fund and with Howe and Rusling, Inc. (“H&R”), on behalf of the Core Equity Fund.  Each sub-adviser is compensated in an amount equal to 40% of the management fee received by the Manager.

Pursuant to service agreements, Gemini Fund Services, LLC (“GFS”) provides administration, fund accounting and transfer agency, including dividend disbursing, services to the Funds.  GFS also serves as custody administrator to the Funds pursuant to the terms of the custody agreement between the Funds and The Bank of New York.  Under terms of such agreements, GFS is compensated as follows:

Administration – fixed annual fee per Fund plus a fee based upon a percentage of a Fund’s assets,  computed daily and payable monthly, plus out-of-pocket expenses.

Fund Accounting – annual fees based upon a percentage of a Fund’s assets, subject to certain minimums, computed daily and payable monthly, plus out-of-pocket expenses.

Transfer Agency – annual fees based upon the number of a Fund’s shareholder accounts, subject to certain minimums, computed daily and payable monthly, plus out-of-pocket expenses.

Custody Administration – annual fee based upon a percentage of a Fund’s assets, subject to certain minimums, plus certain transactional charges.

For the six months ended February 28, 2007, the Funds incurred the following expenses relating to services performed by GFS:

	Administration	Fund Accounting	Transfer Agency	Custody Administration
Small Cap Fund	$15,932	$14,051	$12,601	$3,874
Core Equity Fund	11,025	13,803	11,608	2,633

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended February 28, 2007, GemCom received $5,580 for providing such services to the Funds.

Pursuant to a service agreement with the Trust, Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, including related administrative support.  Under the terms of such agreement, FCS is paid an annual fee, payable quarterly, and is reimbursed for out-of-pocket

New River Funds

Notes to Financial Statements- Continued

February 28, 2007 (Unaudited)

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS- Continued

expenses.  For the six months ended February 28, 2007, the Small Cap Fund and Core Equity Fund each incurred expenses of $3,968 for CCO services.

A trustee and certain officers of the Funds are also officers of the Manager, affiliates of the Manager, GFS or FCS.

NOTE 4. DISTRIBUTION PLANS

The distributor of the Funds is Aquarius Fund Distributors, LLC (the “Distributor”), an affiliate of GFS and FCS.  The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) under which each Fund reimburses the Distributor or other entities for certain distribution activities and shareholder services performed for the Funds and their shareholders.   The Plan provides for the payment of a distribution fee at an annualized rate of 0.25% per year of each Fund’s average daily net assets.  Because there is no requirement under the Plan that the Distributor or other entities be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, expenses incurred in distributing shares of each Fund in excess of the total payments made by the Fund pursuant to the Plan may or may not be recovered through future distribution fees.

NOTE 5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the six months ended February 28, 2007, were as follows:

	Purchases	Sales
Small Cap Fund	$765,104	$209,271
Core Equity Fund	2,948,587	3,074,572

The identified cost of investments in securities owned by each Fund, for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at February 28, 2007, were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Small Cap Fund	$38,965,735	$9,172,876	$3,165,840	$6,007,036
Core Equity Fund	6,608,119	958,798	80,468	878,330

New River Funds

Notes to Financial Statements- Continued

February 28, 2007 (Unaudited)

NOTE 6. CAPITAL SHARE TRANSACTIONS

Each Fund has unlimited shares of beneficial interest authorized with no par value.  Capital share transactions were as follows:

Small Cap Fund	For the six months ended February 28, 2007		For the year ended August 31, 2006
	Shares	Dollars	Shares	Dollars
	(Unaudited)
Shares sold	522,022	$8,037,060	1,086,670	$16,168,117
Shares issued for reinvestment of dividends	38,102	592,868	25,927	369,490
Shares redeemed (Net of $4 and $1,524 redemption fees*, respectively)	(314,357)	(4,842,506)	(385,601)	(5,658,095)
Net increase	245,767	$3,787,422	726,996	$10,879,512

Core Equity Fund	For the six months ended February 28, 2007		For the year ended August 31, 2006
	Shares	Dollars	Shares	Dollars
	(Unaudited)
Shares sold	39,200	$521,782	145,895	$1,826,299
Shares issued for reinvestment of dividends	1,918	25,583	19,988	250,249
Shares redeemed (Net of $0 and $0 redemption fees*, respectively)	(48,692)	(643,362)	(71,331)	(882,811)
Net increase	(7,574)	$(95,997)	94,552	$1,193,737

   *Each Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

NOTE 7. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2007, Charles Schwab & Co., Inc. and National Financial Services LLC held 51% and 29%, respectively, of the outstanding shares of the Core Equity Fund for the benefit of others.

NOTE 8. TAX INFORMATION

The tax character of distributions paid during the six months ended February 28, 2007 and the year ended August 31, 2006, were as follows:

Small Cap Fund:	For the six months ended February 28, 2007	For the year ended August 31, 2006
Ordinary Income	$ ―	$351,176
Capital Gains	597,308	27,182
Total	$ 597,308	$378,358

New River Funds

Notes to Financial Statements- Continued

February 28, 2007 (Unaudited)

NOTE 8. TAX INFORMATION- Continued

Core Equity Fund:	For the six months ended February 28, 2007	For the year ended August 31, 2006
Ordinary Income	$ 8,862	$237,123
Capital Gain	16,721	13,126
Total	$ 25,583	$250,249

As of August 31, 2006, the components of distributable earnings on an income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation
Small Cap Fund	$ ―	$ 545,540	$ 1,396,009
Core Equity Fund	8,845	16,695	302,884

The difference between the book basis and income tax basis for the above amounts for each Fund is attributable to the tax treatment of wash sale losses.

New River Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees; distribution and/or service (12b-1 fees) fees; and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on August 31, 2006, and held until February 28, 2007.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/31/06)	Ending Account Value (2/28/07)	Expenses Paid During Period* (9/1/06 to 2/28/07)
Small Cap Fund
Actual	$1,000.00	$1,121.30	$ 7.89
Hypothetical (5% return before expenses)	1,000.00	1,017.36	7.50
Core Equity Fund
Actual	1,000.00	1,085.84	6.72
Hypothetical (5% return before expenses)	1,000.00	1,018.35	6.51

*Expenses are equal to the Fund’s annualized expense ratios of 1.50% and 1.30% for Small Cap Fund and Core Equity Fund, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

RESULTS OF SPECIAL SHAREHOLDER MEETING (UNAUDITED)

O n January 8, 2007, a Special Meeting of Shareholders o f the New River Core Equity Fund was held at which shareholders approved: (i) a new investment sub-advisory agreement between New River Advisers LLC and Howe and Rusling, Inc. (“Proposal 1”); and (ii) the use of a “manager of managers” arrangement whereby New River Advisers LLC will be able to hire and replace sub-advisers to the New River Core Equity Fund without obtaining shareholder approval (“Proposal 2”) .. The shareholders voted as follows:

	For	Against	Abstain
Proposal 1	345,842	―	―
Proposal 2	341,823	4,018	―

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to portfolio securities for the 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-NRA-FUND (1-866-672-3863) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov ..

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (For information on the operation of the Public Reference Room call 1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-NRA-FUND (1-866-672-3863).

Investment Adviser

New River Advisers LLC

1881 Grove Avenue

Radford, VA 24141

Administrator and

Fund Accountant

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Transfer Agent &

Dividend Disbursing Agent

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE 68137

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Distributor
Aquarius Fund Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Independent Auditors

Tait, Weller & Baker LLP

1818 Market Street

Philadelphia, PA 19103

Shareholder Information:

1-866-NRA-FUND

(1-866-672-3863)

www.newriverfunds.com

NEW RIVER SMALL CAP FUND

NEW RIVER CORE EQUITY FUND

SEMI-ANNUAL REPORT

FEBRUARY 28, 2007

(Unaudited)

This report and the financial statements contained herein are submitted for general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the New River Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.  Not applicable

Item 3. Audit Committee Financial Expert. Not applicable

Item 4. Principal Accountant Fees and Services. Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures on April 17, 2007 the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that (1) the information required in filings on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, and (2) that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

New River Funds

By /s/ Robert Patzig /s/

     Robert Patzig, Chief Executive Officer

Date

4/30/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert Patzig /s/

     Robert Patzig, Chief Executive Officer

Date

4/30/07

By /s/ Doit L. Koppler II /s/

     Doit L. Koppler II, Chief Financial Officer

Date

4/30/07